Revenue - Disclosure of detailed information about royalty revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	$ 20,287	$ 6,913
Timok
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	8,632	0
Gediktepe
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	6,694	3,709
Leeville
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	3,135	2,348
Balya
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	968	0
Gold Bar South
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	270	0
Advanced royalty payments
Categories Of Royalty And Other Property Interests [Line Items]
Royalty Revenue	$ 588	$ 856